As filed with the Securities and Exchange Commission on February 26, 1998.


                                                  19 Act File No. 2-49560
                                                  1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X_
                            Pre-Effective Amendment No.___
                        Post-Effective Amendment No. 47


                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _X_
                                Amendment No. 35

                             USAA MUTUAL FUND, INC.
               __________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Rd., San Antonio, TX 78288
              ___________________________________________________
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (210) 498-0600

                          Michael D. Wagner, Secretary
                             USAA MUTUAL FUND, INC.
                            9800 Fredericksburg Rd.
                           San Antonio, TX 78288-0227
                    _______________________________________
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485

 ___ immediately upon filing pursuant to paragraph (b)
 _X_ on March 1, 1998 pursuant to paragraph (b)
 ___ 60 days after  filing  pursuant to paragraph  (a)(1)
 ___ on (date)  pursuant to paragraph  (a)(1)
 ___ 75 days after  filing  pursuant  to  paragraph  (a)(2)
 ___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
 ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      Exhibit Index on Pages 77-80
                                                                Page 1 of 141

                             USAA MUTUAL FUND, INC.

                             CROSS REFERENCE SHEET

                                          PART A

FORM N-1A ITEM NO.......................  SECTION IN PROSPECTUS

1.   Cover Page.........................  Same

2.   Synopsis...........................  Fees and Expenses

3.   Condensed Financial
      Information.......................  Financial Highlights
                                          Performance Information

4.   General Description
      of Registrant.....................  Fund Investments
                                          Description of Shares
                                          Appendix A

5.   Management of the Fund.............  Fund Management
                                          Back Cover Page

6.   Capital Stock and Other
      Securities........................  Shareholder Information
                                          Description of Shares

7.   Purchase of Securities
      Being Offered.....................  How to Invest
                                          Important Information About Purchases
                                           and Redemptions
                                          Exchanges
                                          Shareholder Information

8.   Redemption or Repurchase...........  How to Invest
                                          Important Information About Purchases
                                           and Redemptions
                                          Exchanges

9.   Legal Proceedings..................  Not Applicable

                             USAA MUTUAL FUND, INC.

                             CROSS REFERENCE SHEET

                                          PART B

FORM N-1A ITEM NO.......................  SECTION IN STATEMENT OF ADDITIONAL
                                          INFORMATION

10.  Cover Page.........................  Same

11.  Table of Contents..................  Same

12.  General Information and
      History...........................  Not Applicable

13.  Investment Objectives
      and Policies......................  Investment Policies
                                          Investment Restrictions
                                          Portfolio Transactions

14.  Management of the
      Registrant........................  Directors and Officers of the Company

15.  Control Persons and
      Principal Holders
      of Securities.....................  Directors and Officers of the Company

16.  Investment Advisory and
      Other Services....................  Directors and Officers of the Company
                                          The Company's Manager
                                          General Information

17.  Brokerage Allocation and
      Other Practices...................  Portfolio Transactions

18.  Capital Stock and Other
      Securities........................  Further Description of Shares

19.  Purchase, Redemption and
      Pricing of Securities
      Being Offered.....................  Valuation of Securities
                                          Conditions of Purchase and Redemption
                                          Additional Information Regarding
                                           Redemption of Shares
                                          Investment Plans

20.  Tax Status.........................  Tax Considerations

21.  Underwriters.......................  General Information

22.  Calculation of Performance
      Data..............................  Calculation of Performance Data

23.  Financial Statements...............  General Information

                                     Part A

                                Prospectuses for

                         Science & Technology Fund and
                            First Start Growth Fund

                              are included herein

                 Not included in this Post-Effective Amendment
                          are the Prospectuses for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
                   Money Market Fund, and S&P 500 Index Fund.

                                     Part A

                               Prospectus for the

                           Science & Technology Fund

                               is included herein

                                 USAA SCIENCE &
                                TECHNOLOGY FUND

                                   PROSPECTUS
                                 MARCH 1, 1998

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek long-term capital appreciation by investing the Fund's assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               TABLE OF CONTENTS

                      Who Manages the Fund?..............  2
                      What is the Investment Objective?..  2

                      Is This Fund for You?..............  2
                      How Do You Buy?....................  2
                      Fees and Expenses..................  3

                      Financial Highlights...............  3

                      Performance Information............  4


                      Will the Value of Your
                        Investment Fluctuate?............  4
                      A Word About Risk..................  5
                      Fund Investments...................  5
                      Fund Management....................  7
                      Using Mutual Funds in an
                      Investment Program.................  8
                      How to Invest......................  9
                      Important Information About
                        Purchases and Redemptions........ 12
                      Exchanges.......................... 13
                      Shareholder Information............ 14
                      Description of Shares.............. 16
                      Appendix A......................... 17
                      Appendix B......................... 18

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term capital appreciation. See FUND INVESTMENTS on page 5 for more information.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

o  You are looking for significant growth.
o  You are willing to accept very high risk.
o  You are looking for a long-term investment.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

o You need steady income.
o You are unwilling to take greater risk for long-term goals.
o You are unable or reluctant to invest for a period of seven years or more.
o You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to APPENDIX B on page 18 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 9.

FEES  AND  EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian and transfer agent fees have been estimated for the Fund's first year of operation. The figures below are calculated as a percentage of average net assets.

    Management Fees                          .75%         12b-1 FEES-
    12b-1 Fees                               None         SOME MUTUAL FUNDS
    Other Expenses (estimated)               .60%         CHARGE THESE FEES TO
                                            -----         PAY FOR ADVERTISING
    Total Fund Operating Expenses           1.35%         AND OTHER COSTS OF
                                            =====         SELLING FUNDS SHARES.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

                      1 year.............. $ 14
                      3 years.............   43

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Semiannual Report furnished with this Prospectus. The Semiannual Report contains the Fund's unaudited financial statements, including the Fund's financial highlights, which are legally a part of this Prospectus. The Semiannual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE  INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance does not necessarily indicate what will happen in the future. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 31# when asked for a Fund Code.

                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                 1-800-531-8777
                                     PRESS
                                       1
                                      THEN
                                       1
                                      THEN
                                     3 1 #


                                NEWSPAPER SYMBOL
                                    SCITECH

                                 TICKER SYMBOL
                                     USSCX

You can also find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "SciTech." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USSCX."

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

For the period from the Fund's inception on August 1, 1997, through January 31, 1998, the Fund's cumulative total return was:

                                    (5.50%)

The figure on page 5 is different because it is for a period which ended December 31, 1997.

WILL THE VALUE OF YOUR
INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment will fluctuate with the changing market value of the Fund's portfolio. The Fund's portfolio consists of companies whose value is highly dependent on scientific and technological developments. Many of the products and services of these companies are subject to short life cycles and competitive pressures. Therefore, the market value of the Fund's portfolio and the Fund's price per share are likely to fluctuate significantly. The table shown on the next page illustrates how the Fund's cumulative total return since inception compares to that of a broad-based securities market index. Again, remember historical performance does not necessarily indicate what will happen in the future.

===============================================================================
Cumulative Total Returns                          Since Fund's Inception
(for the period ending December 31, 1997)           on August 1, 1997
-------------------------------------------------------------------------------
Science & Technology Fund                              (9.30%)
-------------------------------------------------------------------------------
S&P 500 Index                                           2.43%
===============================================================================
THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY-HELD, PUBLICLY-TRADED STOCKS.

                                 TOTAL RETURN
                              MEASURES THE PRICE
                               CHANGE IN A SHARE
                           ASSUMING THE REINVESTMENT
                            OF ALL DIVIDEND INCOME
                        AND CAPITAL GAIN DISTRIBUTIONS.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

   Q   What is the Fund's investment policy?

   A Under normal conditions, we will invest at least 80% of the Fund's net assets in equity securities that we expect will benefit from the development and use of scientific and technological advances and improvements. Most of these assets will be invested in U.S. securities; however, we may also invest the Fund's assets in foreign securities when they are in line with the Fund's investment objective. For convenience, this Prospectus refers to common stocks, preferred stocks, convertible securities, and securities which carry the right to buy common stocks collectively as "equity securities."

       As a temporary defensive measure, we may invest up to 100% of the Fund's assets in high-quality, short-term debt instruments.

       We generally will not trade the Fund's assets in securities for short-term profits; however, if circumstances warrant, we may purchase and sell securities without regard to the length of time held. The

       Fund's portfolio turnover rate will vary from year to year depending on market conditions, and is not expected to exceed 150%. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, we will carefully weigh the anticipated benefits of trading.

   Q   In what industries will the Fund's assets be invested?

   A We will invest at least 80% of the Fund's net assets in industries such as, but not limited to, biotechnology, computer hardware, software and services, communication and telecommunication equipment and services, electronics, health care, drugs, medical products and supplies, specialized health care services, aerospace and defense, and other industries that we believe may benefit indirectly from research and development in the science and technology fields. We may invest the Fund's remaining assets in any other industry.

   Q   What are the Fund's potential risks?

   A   Some of the potential risks of investing in this Fund include:

       [CAUTION LIGHT GRAPHIC]
       INDUSTRY RISK. A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. In addition, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

       [CAUTION LIGHT GRAPHIC]
       MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of an individual company's operations. The stock market tends to run in cycles, with periods when stock prices generally go up known as "bull" markets and periods when stock prices generally go down referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

       [CAUTION LIGHT GRAPHIC]
       FOREIGN  INVESTING.  Investing in foreign securities poses unique risks:
       currency  exchange  rate  fluctuations;   foreign  market   illiquidity;
       increased price volatility; exchange control regulations;

       foreign ownership limits; different accounting, reporting, and disclosure requirements; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 17.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o   The Fund may not invest 25% or more of its total assets in one industry.

o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. The fee, three-fourths of one percent (.75%) of average net assets, is accrued daily and paid monthly. We also provide services related to selling the Fund's shares and receive no compensation for those services.

In addition to the fees paid pursuant to the Advisory Agreement, the Fund pays operating expenses which generally consist of transfer agent and custodian charges, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not affiliated with us, and costs of printing and mailing the Prospectus, Statement of Additional Information, and periodic reports to existing shareholders.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Manager

Curt Rohrman, Assistant Vice President of Equity Investments since September 1996, has managed the Fund since August 1997. He has ten years investment management experience and has worked for us for three years. Prior to joining us, Mr. Rohrman worked for CS First Boston Corporation from June 1988 to March 1995. He earned the Chartered Financial Analyst designation in 1991 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas at Austin and a BBA from Texas Christian University.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
Curt Rohrman

USING MUTUAL FUNDS
IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified, common stock portfolio. You could combine an investment in the Science & Technology Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed under asset allocation on page 18. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM  INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

o $3,000[$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

o   $50

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

o   To open an account, send your application and check to:
        USAA Investment Management Company
        9800 Fredericksburg Road
        San Antonio, TX 78288

o To add to your account, send your check and the "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
        USAA Shareholder Account Services
        9800 Fredericksburg Road
        San Antonio, TX 78288

IN PERSON
[PEOPLE GRAPHIC]

o   To open an account, bring your application and check to:
        USAA Investment Management Company
        USAA Federal Savings Bank
        10750 Robert F. McDermott Freeway
        San Antonio, TX

BANK WIRE
[ENVELOPE WIRE GRAPHIC]

o Instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA#011000028
        Attn: USAA Science & Technology Fund
        USAA Account Number: 69384998
        Shareholder(s) Name(s)__________________________
        Shareholder(s) Account Number___________________

ELECTRONIC FUNDS TRANSFER
[CALENDAR GRAPHIC]

o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448
[TELEPHONE GRAPHIC]

o If you have an existing USAA account and would like to open a new account or exchange to another USAA fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN, FAX, TELEGRAPH, OR TELEPHONE
[FAX MACHINE GRAPHIC]

o   Send your written instructions to:
      USAA Shareholder Account Services
      9800 Fredericksburg Road
      San Antonio, TX 78288
o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
o   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

[BOOK GRAPHIC]
Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o   redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.
                                      NAV
                              EQUALS TOTAL ASSETS
                           MINUS LIABILITIES DIVIDED
                           BY # OF SHARES OUTSTANDING

Dividends and Distributions

The Fund pays net investment income dividends yearly. Any net capital gain distribution usually occurs within 45 days of the July 31 fiscal year end, which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be adopted to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o   fails to furnish the Fund with a correct tax identification number,
o   underreports dividend or interest income, or
o   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you concerning the tax status of dividends and distributions for federal income tax purposes annually.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund. As of January 31, 1998, USAA and its affiliates owned approximately 27.5% of the Fund's shares.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of that specific fund's shareholders. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

The following are descriptions of certain types of securities in which we may invest the Fund's assets:

CONVERTIBLE SECURITIES

We may invest in convertible securities which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

ILLIQUID SECURITIES

We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

FORWARD CURRENCY CONTRACTS

We may hold securities denominated in foreign currencies. The value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in foreign currency and desires to "lock in" the U.S. dollar price of that security.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

        FUND
      TYPE/NAME                             VOLATILITY
===============================================================
CAPITAL APPRECIATION
---------------------------------------------------------------
Aggressive Growth                        Very high
Emerging Markets (1)                     Very high
First Start Growth                       Moderate to high
Gold (1)                                 Very high
Growth                                   Moderate to high
Growth & Income                          Moderate
International (1)                        Moderate to high
S&P 500 Index (2)                        Moderate
Science & Technology                     Very high
World Growth (1)                         Moderate to high
---------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------
Balanced Strategy                        Moderate
Cornerstone Strategy (1)                 Moderate
Growth and Tax Strategy                  Moderate
Growth Strategy (1)                      Moderate to high
Income Strategy                          Low to moderate
---------------------------------------------------------------
INCOME - TAXABLE
---------------------------------------------------------------
GNMA                                     Low to moderate
Income                                   Moderate
Income Stock                             Moderate
Short-Term Bond                          Low
---------------------------------------------------------------
INCOME - TAX EXEMPT
---------------------------------------------------------------
Long-Term (3)                            Moderate
Intermediate-Term (3)                    Low to moderate
Short-Term (3)                           Low
State Bond/Income (3,4)                  Moderate
---------------------------------------------------------------
MONEY MARKET
---------------------------------------------------------------
Money Market (5)                         Very low
Tax Exempt Money Market (3,5)            Very low
Treasury Money Market Trust (5)          Very low
State Money Market (3,4,5)               Very low
===============================================================

1  FOREIGN   INVESTING  IS  SUBJECT  TO  ADDITIONAL  RISKS,  SUCH  AS  CURRENCY
   FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3  SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated March 1, 1998 or the Fund's Semiannual Report, dated January 31, 1998. The SAI and the financial statements contained with the Fund's Semiannual Report have been filed with the SEC and are legally a part of the Prospectus.


                Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                -----------------------------------------------
             Transfer Agent                           Custodian
    USAA Shareholder Account Services    State Street Bank and Trust Company
         9800 Fredericksburg Road                   P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
                -----------------------------------------------
                              Telephone Assistance
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.
               ------------------------------------------------
                   For Additional Information on Mutual Funds
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202
                -----------------------------------------------
                       Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066
                -----------------------------------------------
                            Mutual Fund TouchLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777

                                     Part A

                               Prospectus for the

                            First Start Growth Fund

                               is included herein

                                USAA FIRST START
                                  GROWTH FUND

                                  PROSPECTUS
                                 MARCH 1, 1998

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek long-term capital appreciation by investing the Fund's assets in the stocks of companies that provide goods or services that we believe are familiar to young people. USAA designed the Fund as part of a program to stimulate interest in long-term investing by young people.

The USAA First Start Growth Fund is part of USAA First Start, a money management plan for young people.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               TABLE OF CONTENTS

                      Who Manages the Fund?.............  2
                      What is the Investment Objective?.  2

                      Is This Fund for You?.............  2
                      How Do You Buy?...................  2
                      Fees and Expenses.................  3

                      Financial Highlights..............  3

                      Performance Information...........  4

                      Will the Value of Your
                      Investment Fluctuate?.............  4
                      A Word About Risk.................  5
                      Fund Investments..................  5
                      Fund Management...................  7
                      Using Mutual Funds in an
                      Investment Program................  9
                      How to Invest..................... 10
                      Important Information About
                      Purchases and Redemptions......... 13
                      Exchanges......................... 14
                      Shareholder Information........... 14
                      Description of Shares............. 16
                      Appendix A........................ 17
                      Appendix B........................ 18

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term capital appreciation. See FUND INVESTMENTS on page 5 for more information.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

o   You are interested in learning about investments.
o   You are willing to accept moderate to high risk.
o   You are looking for a long-term investment.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

o   You need steady income.
o   You are unwilling to take greater risk for long-term goals.
o   You are unable or reluctant to invest for a period of five years or more.
o   You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to APPENDIX B on page 18 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$250 for IRAs] and can be made by check or by wire. To suit the needs of young people, Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts may be opened for as little as $250; or if you elect to have monthly electronic investments of at least $20 each, there is no minimum required to open an account. There is more information about how to purchase Fund shares on page 10.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian and transfer agent fees have been estimated for the Fund's first year of operation. The figures below are calculated as a percentage of average net assets.

    Management Fees                              .75%      12B-1 FEES -
    12b-1 Fees                                   None      SOME MUTUAL FUNDS
    Other Expenses (estimated)                   .67%      CHARGE THESE FEES TO
                                                -----      PAY FOR ADVERTISING
    Total Fund Operating Expenses               1.42%      AND OTHER COSTS OF
                                                =====      SELLING FUND SHARES.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

                     1 year.............. $14
                     3 years.............  45

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Semiannual Report furnished with this Prospectus. The Semiannual Report contains the Fund's unaudited financial statements, including the Fund's financial highlights, which are legally a part of this Prospectus. The Semiannual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance does not necessarily indicate what will happen in the future. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 32# when asked for a Fund Code.


                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                 1-800-531-8777
                                     PRESS
                                       1
                                      THEN
                                       1
                                      THEN
                                     3 2 #

                                NEWSPAPER SYMBOL
                                    FSTRTGR

                                 TICKER SYMBOL
                                     USSGX

You can also find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "FStrtGr." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USFGX."

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

For the period from the Fund's inception on August 1, 1997, through January 31, 1998, the Fund's cumulative total return was:

                                     2.50%

The figure on page 5 is different because it is for a period which ended December 31, 1997.

WILL THE VALUE OF YOUR
INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment will fluctuate with the changing market value of the Fund's portfolio. You may have a gain or loss when you sell your shares. The table shown on the next page illustrates how the Fund's cumulative total return since inception compares to that of a broad-based securities market index. Again, remember historical performance does not necessarily indicate what will happen in the future.

===============================================================================
Cumulative Total Returns                          Since Fund's Inception
(for the period ending December 31, 1997)           on August 1, 1997
-------------------------------------------------------------------------------
First Start Growth Fund                                   (.20%)
-------------------------------------------------------------------------------
S&P 500 Index                                             2.43%
===============================================================================
THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY-HELD, PUBLICLY-TRADED STOCKS.

                                 TOTAL RETURN
                              MEASURES THE PRICE
                               CHANGE IN A SHARE
                           ASSUMING THE REINVESTMENT
                            OF ALL DIVIDEND INCOME
                        AND CAPITAL GAIN DISTRIBUTIONS.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

    Q  What is the Fund's investment policy?

    A We will invest the Fund's assets in equity securities of companies that provide goods or services that we believe are familiar to young people. For convenience, this Prospectus refers to common stocks, preferred stocks, convertible securities, and securities which carry the right to buy common stocks collectively as "equity securities." Most of the Fund's assets will be invested in U.S. securities; however, we may also invest the Fund's assets in foreign securities when they are in line with the Fund's investment objective.

       We designed the Fund as part of a program to stimulate interest in long-term investing by young people. Shareholders of the Fund may give us their suggestions about the types of companies that they would like us to consider for investment by the Fund. We invite shareholders to tell us the investment topics or the names of stocks that they would like us to feature in the Fund's communications to shareholders.

       As a temporary defensive measure, we may invest up to 100% of the Fund's assets in high-quality, short-term debt instruments.

    Q  In what industries will the Fund's assets be invested?

    A We will invest the Fund's assets in many different industries. The Fund is not a "sector" fund that focuses its investments in a specific industry or sector of the economy. We believe that goods or services that are likely to be familiar to young investors are provided by companies engaged in many different types of industries. Such companies may include computer hardware and software manufacturers, Internet service providers, and companies in the apparel, automobile, communications, entertainment, financial services, health services, and travel industries, among others. We believe that the flexibility to select equity securities of companies across a broad universe of industries maximizes our opportunity to find attractive investments as we pursue the Fund's objective of long-term capital appreciation.

    Q Are the Fund's assets prohibited from being invested in any specific industries?

    A Yes. We will not invest the Fund's assets in companies whose primary line of business is the production of tobacco products or alcoholic beverages. Investments in firms primarily focused on gaming activities are also prohibited.

    Q  What special services are provided to shareholders in this Fund?

    A In addition to providing an investment opportunity for long-term capital appreciation, shareholders will receive educational information targeted to young people about the basic concepts of saving and investing.

    Q  What are the Fund's potential risks?

    A  Two potential risks of investing in this Fund include:

    [CAUTION LIGHT GRAPHIC]
    MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of an individual company's operations. The stock market tends to run in cycles, with periods when stock prices generally go up known as "bull markets" and periods when stock prices generally go down referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

    [CAUTION LIGHT GRAPHIC]
    FOREIGN INVESTING. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 17.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o   The Fund may not invest 25% or more of its total assets in one industry.

o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. The fee, three-fourths of one percent (.75%) of average net assets, is accrued daily and paid monthly. We also provide services related to selling the Fund's shares and receive no compensation for those services.

In addition to the fees paid pursuant to the Advisory Agreement, the Fund pays operating expenses which generally consist of transfer agent and custodian charges, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not affiliated with us, and costs of printing and mailing the Prospectus, Statement of Additional Information, and periodic reports to existing shareholders.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Manager

Curt Rohrman, Assistant Vice President of Equity Investments since September 1996, has managed the Fund since August 1997. He has ten years investment management experience and has worked for us for three years. Prior to joining us, Mr. Rohrman worked for CS First Boston Corporation from June 1988 to March 1995. He earned the Chartered Financial Analyst designation in 1991 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas at Austin and a BBA from Texas Christian University.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
Curt Rohrman

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified, common stock portfolio. You could combine an investment in the First Start Growth Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed under asset allocation on page 18. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

o $3,000 [$250 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $20 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

o    $20

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

o    To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288

o To add to your account, send your check and the "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[PEOPLE GRAPHIC]

o    To open an account, bring your application and check to:
       USAA Investment Management Company
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX

BANK WIRE
[ENVELOPE WIRE GRAPHIC]

o Instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA First Start Growth Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)_________________________
       Shareholder(s) Account Number__________________

ELECTRONIC FUNDS TRANSFER
[CALENDAR GRAPHIC]

o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448
[TELEPHONE GRAPHIC]

o If you have an existing USAA account and would like to open a new account or exchange to another USAA fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN, FAX, TELEGRAPH, OR TELEPHONE
[FAX MACHINE GRAPHIC]

o   Send your written instructions to:
     USAA Shareholder Account Services
     9800 Fredericksburg Road
     San Antonio, TX 78288
o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
o   Call toll free 1-800-531-8448, in San Antonio, 456-7202.


Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

[BOOK GRAPHIC]
Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o   redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION


Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.
                                      NAV
                              EQUALS TOTAL ASSETS
                           MINUS LIABILITIES DIVIDED
                           BY # OF SHARES OUTSTANDING

Dividends and Distributions

The Fund pays net investment income dividends yearly. Any net capital gain distribution usually occurs within 45 days of the July 31 fiscal year end, which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be adopted to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o  fails to furnish the Fund with a correct tax identification number,
o  underreports  dividend or interest income, or
o  fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you concerning the tax status of dividends and distributions for federal income tax purposes annually.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund. As of January 31, 1998, USAA and its affiliates owned approximately 85.7% of the Fund's shares.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of that specific fund's shareholders. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

CONVERTIBLE SECURITIES

We may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

ILLIQUID SECURITIES

We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

FORWARD CURRENCY CONTRACTS

We may hold securities denominated in foreign currencies. The value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security.

                                   APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

        FUND
      TYPE/NAME                             VOLATILITY
===============================================================
CAPITAL APPRECIATION
---------------------------------------------------------------
Aggressive Growth                        Very high
Emerging Markets (1)                     Very high
First Start Growth                       Moderate to high
Gold (1)                                 Very high
Growth                                   Moderate to high
Growth & Income                          Moderate
International (1)                        Moderate to high
S&P 500 Index (2)                        Moderate
Science & Technology                     Very high
World Growth (1)                         Moderate to high
---------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------
Balanced Strategy                        Moderate
Cornerstone Strategy (1)                 Moderate
Growth and Tax Strategy                  Moderate
Growth Strategy (1)                      Moderate to high
Income Strategy                          Low to moderate
---------------------------------------------------------------
INCOME - TAXABLE
---------------------------------------------------------------
GNMA                                     Low to moderate
Income                                   Moderate
Income Stock                             Moderate
Short-Term Bond                          Low
---------------------------------------------------------------
INCOME - TAX EXEMPT
---------------------------------------------------------------
Long-Term (3)                            Moderate
Intermediate-Term (3)                    Low to moderate
Short-Term (3)                           Low
State Bond/Income (3,4)                  Moderate
---------------------------------------------------------------
MONEY MARKET
---------------------------------------------------------------
Money Market (5)                         Very low
Tax Exempt Money Market (3,5)            Very low
Treasury Money Market Trust (5)          Very low
State Money Market (3,4,5)               Very low
===============================================================

1  FOREIGN   INVESTING  IS  SUBJECT  TO  ADDITIONAL  RISKS,  SUCH  AS  CURRENCY
   FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3  SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated March 1, 1998. The SAI and the financial statements contained with the Fund's Semiannual Report have been filed with the SEC and are legally a part of the Prospectus.


                Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                -----------------------------------------------
             Transfer Agent                           Custodian
    USAA Shareholder Account Services    State Street Bank and Trust Company
       9800 Fredericksburg Road                     P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
                -----------------------------------------------
                              Telephone Assistance
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.
               ------------------------------------------------
                   For Additional Information on Mutual Funds
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202
                -----------------------------------------------
                       Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066
                -----------------------------------------------
                            Mutual Fund TouchLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777


                      THIS IS THE END OF THE PROSPECTUS.
       Please flip and turn the book over to read the Semiannual Report

                                     Part B

                  Statement of Additional Information for the

                         Science & Technology Fund and
                            First Start Growth Fund

                               is included herein

                 Not included in this Post-Effective Amendment
               is the Statement of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
                Income Stock Fund, Income Fund, Short-Term Bond,
                   Money Market Fund, and S&P 500 Index Fund

USAA    USAA                                            STATEMENT OF
EAGLE   MUTUAL                                          ADDITIONAL INFORMATION
LOGO    FUND, INC.                                      May 1, 1998

_______________________________________________________________________________

                             USAA MUTUAL FUND, INC.
            (Science & Technology Fund and First Start Growth Fund)

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Science & Technology Fund and the First Start Growth Fund (collectively, the Funds). Each Fund is classified as diversified.

You may obtain a free copy of a Prospectus dated March 1, 1998, for either Fund by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in each Fund. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with each Fund's Prospectus.
_______________________________________________________________________________

                               TABLE OF CONTENTS

        PAGE
           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           6   Investment Restrictions
           7   Portfolio Transactions

           8   Further Description of Shares

           8   Tax Considerations

           9   Directors and Officers of the Company

          11   The Company's Manager
          12   General Information
          13   Calculation of Performance Data

          13   Appendix A - Long-Term and Short-Term Debt Ratings

          16   Appendix B - Comparison of Portfolio Performance
          19   Appendix C - Dollar-Cost Averaging

                            VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     Each Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The value of the securities of each Fund is determined by one or more of the following methods:

(1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

(2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

(3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

(4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

(5) Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

     Securities trading in foreign markets may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. The calculation of each Fund's NAV therefore may not take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV, unless the Manager determines that the particular event would materially affect NAV. In such a case, the Fund's Manager, under the supervision of the Board of Directors, will use all relevant available information to determine a fair value for the affected portfolio securities.

                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of each Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in the Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of each Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC  PURCHASE OF SHARES

INVESTART(R) - A no initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account for the Science & Technology Fund.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments and social security), an income-producing investment, or an account with a participating financial institution.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL  SERVICE - The  intermittent  purchase or redemption of shares through
electronic   funds  transfer  to  or  from  a  checking  or  savings   account.


     Participation in these automatic purchase plans will permit you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLANS

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. There is no charge to you for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED  RETIREMENT PLANS

    Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager makes available various forms of IRA and 403(b)(7) accounts. The minimum initial investment in each of these plans is $250. No minimum initial investment is required with a monthly electronic investment in the Science & Technology Fund and First Start Growth Fund of at least $50 and $20, respectively. You may make additional investments of $50 or more in the Science & Technology Fund and $20 or more in the First Start Growth Fund at any time. You may make investments in one or any combination of the portfolios described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The section captioned FUND INVESTMENTS in each Fund's Prospectus describes the fundamental investment objective and the investment policies applicable to each Fund and the following is provided as additional information.

SECTION 4(2)COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933
Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

LIQUIDITY  DETERMINATIONS

The Board of Directors has established guidelines pursuant to which Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with the Funds' investment restrictions applicable to investments in illiquid securities. In determining the liquidity of Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

    Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Directors.

FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

     A forward contract is an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     Each Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into such a contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of a Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     Each Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although each Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and you should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

CONVERTIBLE  SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

     The convertible securities in which each Fund may invest could be rated below investment grade as determined by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see APPENDIX A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties which could affect their ability to make timely interest and principal payments. Each Fund's ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

                            INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities.

Each Fund may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

(2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3) Invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(4) Issue senior securities, except as permitted under the 1940 Act.

(5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(7) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

(8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

    With respect to each Fund's concentration policy as described above and in its Prospectus, the Manager uses industry classifications based on categories established by Standard & Poor's Corporation (Standard & Poor's) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

Each Fund may not:

(1) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

     The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Manager. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services are reasonable and fair. The Company's Board of Directors has authorized the Manager, as a member of the Chicago Stock Exchange, to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business, preference may be given to those broker-dealers who provide research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

PORTFOLIO  TURNOVER  RATES

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in each Fund's portfolio appropriate in view of each Fund's investment objective. Although neither Fund will purchase or sell securities solely to achieve short-term trading profits, each Fund may sell portfolio securities without regard to the length of time held if consistent with each Fund's investment objective. A higher degree of portfolio activity will increase brokerage costs to a Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities, and variable rate securities
(those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

                         FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate series or Funds. Ten Funds have been established, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of each Fund's relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Fund's shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 51

President, Chief Executive Officer, Director, and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present); Executive Vice President, Chief Operating Officer, Director, and Vice Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (9/96-1/97); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis serves as a Trustee and Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank, and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 56

Chief Executive Officer, IMCO (10/93-present); President, Director, and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee, and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director, and Vice Chairman of the Boards of Directors of USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 63

Senior Vice President, Fixed Income Investments, IMCO (10/85-present). Mr. Saunders serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, Director and Vice President of USAA Tax Exempt Fund, Inc., Director of IMCO, as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 52

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 62

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 51

Manager,   Statistical   Analysis   Section,   Southwest   Research   Institute
(8/75-present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 54

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 49

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc. and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.


Alex M. Ciccone 1
Assistant Secretary
Age: 48

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.

Mark S. Howard 1
Assistant Secretary
Age: 34

Assistant Vice President, Securities Counsel, USAA (2/98-present); Executive Director, Securities Counsel, USAA (9/96-2/98); Senior Associate Counsel, Securities Counsel, USAA (5/95-8/96); Attorney, Kirkpatrick & Lockhart LLP (9/90-4/95). Mr. Howard serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Executive Director, Securities Counsel for various other USAA subsidiaries and affiliates.

Sherron A. Kirk 1
Treasurer
Age: 53

Vice President, Controller, IMCO (10/92-present). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

-------------------------------------------------------------------------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditors' reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 1997.

NAME                                   AGGREGATE             TOTAL COMPENSATION
 OF                                   COMPENSATION             FROM THE USAA
DIRECTOR                            FROM THE COMPANY        FAMILY OF FUNDS (b)
----------------------              ----------------        -------------------
George E. Brown*                        $3,312                     $13,400
Barbara B. Dreeben                       8,873                      35,900
Howard L. Freeman, Jr.                   8,873                      35,900
Robert L. Mason                          5,561                      22,500
Robert G. Davis                           None (a)                    None (a)
Michael J.C. Roth                         None (a)                    None (a)
John W. Saunders, Jr.                     None (a)                    None (a)
Richard A. Zucker                        8,873                      35,900
______________________

  * Effective December 31, 1996, George E. Brown retired as a Director from the Board of Directors.

(a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(b) At July 31, 1997, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

    All of the above Directors are also Directors/Trustees of the other funds within the USAA Family of Funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of January 31, 1998, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of January 31, 1998, USAA and its affiliates owned 2,000,010 shares (27.5%) of the Science & Technology Fund and 2,000,010 shares (85.7%) of the First Start Growth Fund.

     The Company knows of no other persons who, as of January 31, 1998, held of record or owned beneficially 5% or more of the Science & Technology and First Start Growth Funds' shares.

                             THE COMPANY'S MANAGER

As described in each Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager was organized in May 1970 and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $36 billion, of which approximately $22 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in each Fund's Prospectus. Management fees are computed and accrued daily and are payable monthly.

     Except for the services and facilities provided by the Manager, each Fund pays all other expenses incurred in its operation. Expenses for which each Fund is responsible includes taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material, costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 1998, for each Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of each Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $23.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                              GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of each Fund and reporting thereon.

FINANCIAL STATEMENTS

The unaudited Financial Statements for the Funds, as of January 31, 1998, are included in the Semiannual Reports to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Fund's Semiannual Report free of charge with each SAI requested.

                        CALCULATION OF PERFORMANCE DATA

Information regarding total return of each Fund is provided under PERFORMANCE INFORMATION in its Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Funds' price per share is calculated.

TOTAL RETURN

Each Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)N = ERV

     Where:     P   =  a hypothetical initial payment of $1,000
                T   =  average annual total return
                n   =  number of years
              ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba       Bonds  which are rated Ba are  judged  to have  speculative  elements;
         their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP (S&P)

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO CCC MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES. FITCH INVESTORS SERVICE, INC. (FITCH)

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A        Bonds  considered to be investment  grade and of high credit  quality.
         The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS(-) SIGNS ARE USED WITH A RATING SYMBOL TO INDICATE THE RELATIVE POSITION OF A CREDIT WITHIN THE RATING CATEGORY. PLUS AND MINUS SIGNS, HOWEVER, ARE NOT USED IN THE AAA CATEGORY.

DUFF & PHELPS (D&P)

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

2.  SHORT-TERM DEBT RATINGS:

MOODY'S TAXABLE DEBT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o  Leading market positions in well-established industries.
         o  High rates of return on funds employed.
         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

MOODY'S MUNICIPAL

MIG 1/VMIG 1  This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3  This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4  This designation  denotes adequate quality.  Protection  commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P COMMERCIAL PAPER

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

S&P NOTES

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS INC.

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

THOMPSON BANKWATCH, INC.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

IBCA INC.

A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

A2 Obligations supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

A3 Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default or which are currently in default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between each Fund contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. Each Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about each Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper which may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper which may cover financial news.

BANK RATE MONITOR, a service which publishes rates on various bank products such as CDs, MMDAs and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CHICAGO TRIBUNE, a newspaper which may cover financial news.

CONSUMER REPORTS, a monthly magazine which from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper which may cover financial news.

DENVER POST, a newspaper which may quote financial news.

FINANCIAL PLANNING, a monthly magazine which may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper which covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that  periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE,   a  national  business   publication  that  periodically   rates  the
performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper which may cover financial news.

HOUSTON POST, a newspaper which may cover financial news.

IBC/DONOGHUE'S MONEYLETTER, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC'S MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by IBC USA, Inc.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national  association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper which covers financial news.

KIPLINGER'S   PERSONAL  FINANCE  MAGAZINE,   a  monthly   investment   advisory
publication that periodically features the performance of a variety of securities.

LIPPER ANALYTICAL SERVICES, INC.'S FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund averages by type of fund.

LOS ANGELES TIMES, a newspaper which may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable First Tier Fund Average."

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter which covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL  FUND  PERFORMANCE   REPORT,  a  monthly   publication  of  mutual  fund
performance and rankings, produced by Morningstar, Inc.

MUTUAL  FUNDS  MAGAZINE,  a  monthly  publication   reporting  on  mutual  fund
investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,  a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper which may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper which may cover financial news.

PERSONAL INVESTOR, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper which may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper which may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper which may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which covers financial news.

WASHINGTON POST, a newspaper which may cover financial news.

WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

WORTH, a magazine which covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

     Among the organizations cited above, Lipper Analytical Services, Inc.'s tracking results may be used. A Fund will be compared to Lipper's appropriate fund category according to fund objective and portfolio holdings. The Science & Technology Fund will be compared to funds in Lipper's science and technology funds category. The First Start Growth Fund will be compared to funds in Lipper's growth funds category. Footnotes in advertisements and other marketing literature will include the time period applicable for any ranking used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

     - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

     - NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

     - S&P 500 Index, a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

     Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


                        HOW DOLLAR-COST AVERAGING WORKS

                      $100 Invested Regularly for 5 Periods
                                 Market Trend
           --------------------------------------------------------------------

                  Down                   Up                    Mixed
           -------------------    --------------------- -----------------------
             Share   Shares       Share     Shares      Share      Shares
Investment   Price   Purchased    Price     Purchased   Price      Purchased
           -------------------    --------------------- -----------------------
$100         10      10             6         16.67      10            10
 100          9      11.1           7         14.29       9            11.1
 100          8      12.5           7         14.29       8            12.5
 100          8      12.5           9         11.1        9            11.1
 100          6      16.67         10         10         10            10
----         --      -----         --         -----      --           -----
$500      ***41      62.77      ***39         66.35   ***46            54.7
        *Avg. Cost:  $7.97        *Avg. Cost: $7.54      *Avg. Cost:  $9.14
                     -----                    -----                   -----
      **Avg. Price:  $8.20      **Avg. Price: $7.80    **Avg. Price:  $9.20
                     -----                    -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **   Average Price is the sum of the prices paid divided by number of purchases.
***   Cumulative total of share prices used to compute average prices.

30229-0398

                             USAA MUTUAL FUND, INC.

PART C.       OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

        (a)   Financial Statements:

              Financial  Statements included in Parts A and B (Prospectuses and
              Statement  of  Additional   Information)  of  this   Registration
              Statement:

              Unaudited Financial Statements are incorporated by reference to the USAA Science & Technology and First Start Growth Funds' Semiannual Reports to Shareholders for the period ended January 31, 1998.

        (b)   Exhibits:

EXHIBIT NO.   DESCRIPTION OF EXHIBITS


      1 (a)   Articles of Incorporation dated October 10, 1980 (1)
        (b)   Articles of Amendment dated January 14, 1981 (1)
        (c)   Articles Supplementary dated July 28, 1981 (1)
        (d)   Articles of Amendment dated May 18, 1983 (1)
        (f)   Articles Supplementary dated August 8, 1983 (1)
        (g)   Articles Supplementary dated July 27, 1984 (1)
        (h)   Articles Supplementary dated November 5, 1985 (1)
        (i)   Articles Supplementary dated January 23, 1987 (1)
        (j)   Articles Supplementary dated May 13, 1987 (1)
        (k)   Articles Supplementary dated January 25, 1989 (1)
        (l)   Articles Supplementary dated May 2, 1991 (1)
        (m)   Articles Supplementary dated November 14, 1991 (1)
        (n)   Articles Supplementary dated April 14, 1992 (1)
        (o)   Articles Supplementary dated November 4, 1992 (1)
        (p)   Articles Supplementary dated March 23, 1993 (1)
        (q)   Articles Supplementary dated May 5, 1993 (1)
        (r)   Articles Supplementary dated November 8, 1993 (1)
        (s)   Articles Supplementary dated January 18, 1994 (1)
        (t)   Articles Supplementary dated November 9, 1994 (1)
        (u)   Articles Supplementary dated November 8, 1995 (2)
        (v)   Articles Supplementary dated February 6, 1996 (3)
        (w)   Articles Supplementary dated March 12, 1996 (4)
        (x)   Articles Supplementary dated November 13, 1996 (7)
        (y)   Articles Supplementary dated May 9, 1997 (8)
        (z)   Articles of Amendment dated July 9, 1997 (9)
       (aa)   Articles Supplementary dated November 12, 1997 (filed herewith)


     2        Bylaws, as amended March 12, 1996 (4)

     3        Voting trust agreement - Not Applicable

     4        Specimen certificates for shares of
        (a)   Growth Fund (1)
        (b)   Income Fund (1)
        (c)   Money Market Fund (1)
        (d)   Aggressive Growth Fund (1)
        (e)   Income Stock Fund (1)
        (f)   Growth & Income Fund (1)
        (g)   Short-Term Bond Fund (1)

EXHIBIT NO.   DESCRIPTION OF EXHIBITS

        (h)   S&P 500 Index Fund (4)
        (i)   Science & Technology Fund (9)
        (j)   First Start Growth Fund (9)

     5  (a)   Advisory  Agreement  dated  September  21,  1990  (1)
        (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (d) Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (e) Letter Agreement to the Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (f) Amendment to Administration Agreement dated May 1, 1997 with respect to the S&P 500 Index Fund (7)
        (g) Letter Agreement to the Advisory Agreement dated August 1, 1997 adding the Science & Technology Fund and First Start Growth Fund (9)

     6  (a)   Underwriting  Agreement  dated  July  25,  1990  (1)
        (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (c)   Letter  Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
        (d)   Letter Agreement dated August 1, 1997 adding Science & Technology
              Fund and First Start Growth Fund (9)

     7        Not Applicable

     8  (a)   Custodian Agreement dated November 3, 1982 (1)
        (b)   Letter Agreement dated April 20, 1987 adding Income Stock Fund(1)
        (c)   Amendment  No. 1  to  the Custodian  Contract  dated  October 30,
                1987 (1)
        (d)   Amendment to the  Custodian  Contract dated  November 3, 1988 (1)
        (e)   Amendment to the  Custodian  Contract  dated February 6, 1989 (1)
        (f)   Amendment  to the Custodian  Contract  dated November 8, 1993 (1)
        (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (h)   Subcustodian  Agreement  dated March 24,  1994 (3)
        (i) Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (j) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (k) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (l)   Amendment to Custodian Contract dated May 13, 1996 (5)
        (m) Letter Agreement to the Custodian Agreement dated August 1, 1997 with respect to the Science & Technology Fund and First Start Growth Fund (9)

     9  (a)   Articles of Merger dated  January 30, 1981 (1)
        (b)   Transfer  Agency  Agreement dated January 23, 1992 (1)
        (c)   Letter  Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)
        (d)   Amendments dated May 3, 1995 to the Transfer Agency Agreement Fee
                Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, and Short-Term Bond Fund (1)
        (e) Amendment No. 1 to Transfer Agency Agreement dated November 14, 1995 (2)

EXHIBIT NO.   DESCRIPTION OF EXHIBITS

        (f) Third Party Feeder Fund Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (g) Letter Agreement to Transfer Agency Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
        (h) Transfer Agency Agreement Fee Schedule dated May 1, 1996 for S&P 500 Index Fund (5)
        (i) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 13, 1998 (filed herewith)
        (j) Master Revolving Credit Facility Agreement with NationsBank of Texas dated January 14, 1998 (filed herewith)
        (k) Letter Agreement to Transfer Agency Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
        (l) Transfer Agency Agreement Fee Schedule for Science & Technology Fund (9)
        (m)   Transfer  Agency  Agreement  Fee  Schedule for First Start Growth
                Fund (9)

    10  (a)   Opinion of Counsel with respect to  the Growth Fund, Income Fund,
                Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (2)
        (b)   Opinion of Counsel  with  respect to the S&P 500 Index Fund (3)
        (c)   Consent of Counsel with respect to the S&P 500 Index Fund (7)
        (d)   Opinion of Counsel with respect to the Aggressive Growth Fund.(6)
        (e) Consent of Counsel with respect to the Aggressive Growth Fund, Growth Fund, Income Fund, Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (9)
        (f) Opinion of Counsel with respect to the Science & Technology Technology Fund and First Start Growth Fund (8)
        (g) Consent of Counsel with respect to the Science & Technology Fund and First Start Growth Fund (filed herewith)

    11        Not Applicable

    12        Financial Statements omitted from prospectus - Not Applicable

    13  (a)   Subscription  and Investment  Letter for Growth & Income Fund and
                Short-Term Bond Fund (1)
        (b)   Subscription and Investment Letter for S&P 500 Index Fund (5)
        (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)

    14        Prototype Plans
        (a)   USAA INVESTMENT MANAGEMENT COMPANY IRA Custodial Agreement (9)
        (b)   USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Custodial
              Agreement (9)
        (c)   USAA INVESTMENT  MANAGEMENT COMPANY 403(b)(7) Custodial
              Agreement (9)
        (d)   USAA INVESTMENT MANAGEMENT COMPANY Simple IRA Custodial
              Agreement (9)

    15        12b-1 Plans - Not Applicable

    16        Schedule for Computation of Performance Quotation (1)

    17        Financial Data Schedule
        (a)   First Start Growth Fund (filed herewith)
        (b)   Science & Technology Fund (filed herewith)

    18        Plan Adopting Multiple Classes of Shares - Not Applicable

EXHIBIT NO.   DESCRIPTION OF EXHIBITS

    19        Powers of Attorney
        (a)   Powers of Attorney for Michael J.C. Roth,  Sherron A. Kirk,  John
              W. Saunders,  Jr., George E. Brown,  Howard L. Freeman,  Jr., and
              Richard A. Zucker dated November 8, 1993 (1)
        (b)   Power of  Attorney  for  Barbara B. Dreeben  dated  September 12,
              1995 (1)
        (c)   With  respect to the S&P 500 Index Fund,  Powers of Attorney  for
              Ronald M.  Petnuch,  Philip W.  Coolidge,  Charles P. Biggar,  S.
              Leland Dill, and Philip Saunders, Jr., Trustees of the Equity 500
              Index Portfolio, dated September 30, 1996 (7)
        (d)   Power of Attorney for Robert G. Davis dated March 24, 1997 (7)
        (e)   Power of Attorney for Robert L. Mason dated March 24, 1997 (7)

___________________

(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

Item 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Fund Management" in the Prospectus and the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 26.      NUMBER OF HOLDERS OF SECURITIES

              Set forth below are the number of record holders, as of January 31, 1998, of each class of securities of the Registrant.

                 TITLE OF CLASS                        NUMBER OF RECORD HOLDERS

              Aggressive Growth Fund                             72,383
              Growth Fund                                        94,489
              Income Stock Fund                                 106,395
              Income Fund                                        60,722
              Money Market Fund                                 137,887
              Growth & Income Fund                               69,761
              Short-Term Bond Fund                                9,187
              S&P 500 Index Fund                                 34,318
              Science & Technology Fund                           9,638
              First Start Growth Fund                             3,166


Item 27.      INDEMNIFICATION

              Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

        (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

        (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

              Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

              Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the
              Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 29.      PRINCIPAL UNDERWRITERS

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly-owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

NAME AND PRINCIPAL          POSITION AND OFFICES         POSITION AND OFFICES
 BUSINESS ADDRESS             WITH UNDERWRITER             WITH REGISTRANT
------------------          --------------------         --------------------
Robert G. Davis             Director and Chairman        Director and
9800 Fredericksburg Rd.     of the Board of              Chairman of the
San Antonio, TX  78288      Directors                    Board of Directors

Michael J.C. Roth           Chief Executive Officer,     President, Director
9800 Fredericksburg Rd.     President, Director, and     and Vice Chairman of
San Antonio, TX  78288      Vice Chairman of the         the Board of Directors
                            Board of Directors

John W. Saunders, Jr.       Senior Vice President,       Vice President and
9800 Fredericksburg Rd.     Fixed Income Investments,    Director
San Antonio, TX  78288      and Director

Harry W. Miller             Senior Vice President,       None
9800 Fredericksburg Rd.     Equity Investments,
San Antonio, TX  78288      and Director

John J. Dallahan            Senior Vice President,       None
9800 Fredericksburg Rd.     Investment Services
San Antonio, TX  78288

Carl W. Shirley             Senior Vice President,       None
9800 Fredericksburg Rd.     Insurance Company
San Antonio, TX  78288      Portfolios

Michael D. Wagner           Vice President, Secretary    Secretary
9800 Fredericksburg Rd.     and Counsel
San Antonio, TX  78288

Sherron A. Kirk             Vice President and           Treasurer
9800 Fredericksburg Rd.     Controller
San Antonio, TX  78288

Alex M. Ciccone             Vice President,              Assistant
9800 Fredericksburg Rd.     Compliance                   Secretary
San Antonio, TX 78288

        (c)   Not Applicable

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    USAA Shareholder Account Services
                    10750 Robert F. McDermott Freeway
                    San Antonio, Texas 78288

                    State Street Bank and Trust Company
                    1776 Heritage Drive
                    North Quincy, Massachusetts 02171

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of the shareholders for the purpose of voting upon the question of removal of a Director or Directors and to assist in communications with other shareholders as required by
              Section 16(c) of the Investment Company Act of 1940.

              The Registrant hereby undertakes to provide each person to whom a prospectus is delivered a copy of the Registrant's latest annual report(s) to shareholders upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 12th day of February, 1998.


                                                         USAA MUTUAL FUND, INC.

                                                         /S/ MICHAEL J.C. ROTH
                                                         ---------------------
                                                         Michael J.C. Roth
                                                         President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

  (Signature)                        (Title)                         (Date)


/S/ ROBERT G. DAVIS          Chairman of the                  February 19, 1998
-----------------------      Board of Directors
Robert G. Davis

/S/ MICHAEL J.C. ROTH        Vice Chairman of the Board       February 12, 1998
-----------------------      of Directors and President
Michael J.C. Roth            (Principal Executive Officer)

/S/ SHERRON A. KIRK          Treasurer (Principal             February 12, 1998
-----------------------      Financial and Accounting
Sherron A. Kirk              Officer)

/S/ JOHN W. SAUNDERS, Jr.    Director                         February 12, 1998
-----------------------
John W. Saunders, Jr.

/S/ ROBERT L. MASON          Director                         February 13, 1998
-----------------------
Robert L. Mason

/S/ HOWARD L. FREEMAN, JR.   Director                         February 13, 1998
-----------------------
Howard L. Freeman, Jr.

/S/ RICHARD A. ZUCKER        Director                         February 13, 1998
-----------------------
Richard A. Zucker

/S/ BARBARA B. DREEBEN       Director                         February 13, 1998
-----------------------
Barbara B. Dreeben

                                 EXHIBIT INDEX

EXHIBIT                             ITEM                             PAGE NO. *


    1   (a)  Articles of Incorporation dated October 10, 1980 (1)
        (b)  Articles of Amendment dated January 14, 1981 (1)
        (c)  Articles Supplementary dated July 28, 1981 (1)
        (d)  Articles Supplementary dated November 3, 1982 (1)
        (e)  Articles of Amendment dated May 18, 1983 (1)
        (f)  Articles Supplementary dated August 8, 1983 (1)
        (g)  Articles Supplementary dated July 27, 1984 (1)
        (h)  Articles Supplementary dated November 5, 1985 (1)
        (i)  Articles Supplementary dated January 23, 1987 (1)
        (j)  Articles Supplementary dated May 13, 1987 (1)
        (k)  Articles Supplementary dated January 25, 1989 (1)
        (l)  Articles Supplementary dated May 2, 1991 (1)
        (m)  Articles Supplementary dated November 14, 1991 (1)
        (n)  Articles Supplementary dated April 14, 1992 (1)
        (o)  Articles Supplementary dated November 4, 1992 (1)
        (p)  Articles Supplementary dated March 23, 1993 (1)
        (q)  Articles Supplementary dated May 5, 1993 (1)
        (r)  Articles Supplementary dated November 8, 1993 (1)
        (s)  Articles Supplementary dated January 18, 1994 (1)
        (t)  Articles Supplementary dated November 9, 1994 (1)
        (u)  Articles Supplementary dated November 8, 1995 (2)
        (v)  Articles Supplementary dated February 6, 1996 (3)
        (w)  Articles Supplementary dated March 12, 1996 (4)
        (x)  Articles Supplementary dated November 13, 1996 (7)
        (y)  Articles Supplementary dated May 9, 1997 (8)
        (z)  Articles of Amendment dated July 9, 1997 (9)
       (aa)  Articles Supplementary dated November 12, 1997
             (filed herewith)                                              81

    2   Bylaws, as amended March 12, 1996 (4)

    3   Voting trust agreement - Not Applicable

    4   Specimen certificates for shares of
        (a)   Growth Fund (1)
        (b)   Income Fund (1)
        (c)   Money Market Fund (1)
        (d)   Aggressive Growth Fund (1)
        (e)   Income Stock Fund (1)
        (f)   Growth & Income Fund (1)
        (g)   Short-Term Bond Fund (1)
        (h)   S&P 500 Index Fund (4)
        (i)   Science & Technology Fund (9)
        (j)   First Start Growth Fund (9)

    5   (a)  Advisory Agreement dated September 21, 1990 (1)
        (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (d) Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (e)  Letter Agreement to the Management Agreement dated May
             1, 1996 with respect to the S&P 500 Index Fund (5)
        (f)  Amendment  to  Administration  Agreement  dated May 1,
             1997 with respect to the S&P 500 Index Fund (7)

EXHIBIT                             ITEM                             PAGE NO. *

        (g) Letter Agreement to the Advisory Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)

    6   (a)  Underwriting  Agreement  dated  July 25,  1990 (1)
        (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (c)  Letter  Agreement  dated  May 1, 1996  adding  S&P 500
             Index Fund (5)
        (d) Letter Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)

    7        Not Applicable

    8   (a)  Custodian Agreement dated November 3, 1982 (1)
        (b)  Letter  Agreement  dated April 20, 1987 adding  Income
             Stock Fund (1)
        (c)  Amendment  No.  1  to  the  Custodian  Contract  dated
             October 30, 1987 (1)
        (d)  Amendment  to the  Custodian  Contract  dated November
             3, 1988 (1)
        (e)  Amendment to the Custodian  Contract dated February 6,
             1989 (1)
        (f)  Amendment to the Custodian  Contract dated November 8,
             1993 (1)
        (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (h)  Subcustodian  Agreement  dated  March 24, 1994 (3)
        (i) Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (j) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (k)  Letter Agreement to the Custodian  Agreement dated May
             1, 1996 with respect to the S&P 500 Index Fund (5)
        (l)  Amendment to Custodian Contract dated May 13, 1996 (5)
        (m)  Letter  Agreement  to the  Custodian  Agreement  dated
             August 1, 1997 with respect to the Science & Technology Fund and First Start Growth Fund (9)

    9   (a)  Articles of Merger dated  January 30, 1981 (1)
        (b)  Transfer Agency Agreement dated January 23, 1992 (1)
        (c)  Letter Agreement dated June 1, 1993 to Transfer Agency
             Agreement  adding Growth & Income Fund and  Short-Term
             Bond Fund (1)
        (d)  Amendments  dated May 3, 1995 to the  Transfer  Agency
             Agreement Fee  Schedules  for Growth Fund,  Aggressive
             Growth Fund, Income Fund, Growth & Income Fund, Income
             Stock Fund,  Money Market Fund,  and  Short-Term  Bond
             Fund (1)
        (e)  Amendment  No. 1 to Transfer  Agency  Agreement  dated
             November 14, 1995(2)
        (f)  Third Party  Feeder Fund  Agreement  dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (g)  Letter  Agreement to Transfer  Agency  Agreement dated
             May 1, 1996 adding S&P 500 Index Fund (5)
        (h)  Transfer  Agency  Agreement Fee Schedule  dated May 1,
             1996 for S&P 500 Index Fund (5)
        (i)  Master Revolving  Credit Facility  Agreement with USAA
             Capital  Corporation  dated  January  13,  1998 (filed
             herewith)                                                      85
        (j)  Master  Revolving   Credit  Facility   Agreement  with
             NationsBank  of Texas  dated  January  14, 1998 (filed
             herewith)                                                     108
        (k)  Letter  Agreement to Transfer  Agency  Agreement dated
             August 1, 1997 adding  Science &  Technology  Fund and
             First Start Growth Fund (9)

EXHIBIT                             ITEM                             PAGE NO. *

        (l) Transfer Agency Agreement Fee Schedule for Science & Technology Fund (9)
        (m)  Transfer Agency Agreement Fee Schedule for First Start
             Growth Fund (9)

   10   (a)  Opinion of  Counsel  with respect to the  Growth Fund,
             Income Fund, Money  Market  Fund, Income  Stock  Fund,
             Growth & Income Fund, and Short-Term Bond Fund (2)
        (b)  Opinion of Counsel  with  respect to the S&P 500 Index
             Fund (3)
        (c)  Consent of Counsel  with  respect to the S&P 500 Index
             Fund (7)
        (d)  Opinion of  Counsel  with  respect  to the  Aggressive
             Growth Fund (6)
        (e)  Consent of  Counsel  with  respect  to the  Aggressive
             Growth Fund,  Growth Fund,  Income Fund,  Money Market
             Fund,  Income Stock Fund,  Growth & Income  Fund,  and
             Short-Term Bond Fund (9)
        (f)  Opinion  of  Counsel  with  respect  to the  Science &
             Technology Fund and First Start Growth Fund (8)
        (g)  Consent  of  Counsel  with  respect  to the  Science &
             Technology  Fund and First  Start  Growth  Fund (filed
             herewith)                                                     136

   11        Not Applicable

   12        Financial  Statements  omitted  from  prospectus - Not
             Applicable

   13   (a)  Subscription and Investment Letter for Growth & Income
             Fund and Short-Term Bond Fund (1)
        (b)  Subscription  and Investment  Letter for S&P 500 Index
             Fund (5)
        (c)  Subscription  and  Investment  Letter  for  Science  &
             Technology Fund and First Start Growth Fund (9)

   14        Prototype Plans

        (a)  USAA  INVESTMENT   MANAGEMENT  COMPANY  IRA  Custodial
             Agreement(9)
        (b)  USAA INVESTMENT  MANAGEMENT  COMPANY SEP-IRA Custodial
             Agreement(9)
        (c)  USAA   INVESTMENT   MANAGEMENT   COMPANY   403  (b)(7)
             Custodial Agreement (9)
        (d)  USAA   INVESTMENT   MANAGEMENT   COMPANY   Simple  IRA
             Custodial Agreement (9)

   15        12b-1 Plans - Not Applicable

   16        Schedule for Computation of Performance Quotation (1)

   17        Financial Data Schedule
        (a)  First Start Growth Fund (filed herewith                       138
        (b)  Science & Technology Fund (filed herewit)                     140

   18        Plan  Adopting   Multiple  Classes  of  Shares  -  Not
             Applicable

   19        Powers of Attorney
        (a)  Powers of Attorney for Michael J.C.  Roth,  Sherron A.
             Kirk, John W. Saunders,  Jr., George E. Brown,  Howard
             L. Freeman,  Jr., and Richard A. Zucker dated November
             8, 1993 (1)
        (b)  Power  of  Attorney  for  Barbara  B.  Dreeben   dated
             September 12, 1995 (1)
        (c)  With  respect  to the S&P 500  Index  Fund,  Powers of
             Attorney for Ronald M.  Petnuch,  Philip W.  Coolidge,
             Charles  P.  Biggar,   S.  Leland  Dill,   and  Philip
             Saunders,  Jr.,  Trustees  of  the  Equity  500  Index
             Portfolio, dated September 30, 1996 (7)

        (d)  Power of Attorney  for Robert G. Davis dated March 24,
             1997 (7)
        (e)  Power of Attorney  for Robert L. Mason dated March 24,
             1997 (7)

-------------------
(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

   * Refers to sequentially numbered pages